Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 09, 2021
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 10, 2021
Document Effective Date	Mar. 10, 2021
Prospectus Date	Dec. 18, 2020
Schwab High Yield Municipal Bond Fund | Schwab High Yield Municipal Bond Fund
Prospectus:
Trading Symbol	SWHYX